Accrued Salaries and Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Salaries And Benefits Tables
Accrued salaries and benefits

Accrued salaries and benefits consisted of the following at December 31:

	2012	2011

Accrued Payroll	$21,000	$29,000
Accrued annual bonuses	173,000	176,000
Accrued severance	40,000	-
Accrued vacation	42,000	38,000
Other	4,000	-
	$280,000	$243,000